Significant Events in the Reporting Period	6 Months Ended
Jun. 30, 2024
Significant Events in the Reporting Period [Abstract]
SIGNIFICANT EVENTS IN THE REPORTING PERIOD
NOTE 5 –	SIGNIFICANT EVENTS IN THE REPORTING PERIOD

On June 6, 2024 (the “Effective Date”), the Company entered into the SEPA with YA, a fund managed by Yorkville Advisors Global, LP. Pursuant to the terms of the SEPA, YA is committed to purchase up to the Commitment Amount, of the Company’s Ordinary Shares at any time during the three-year period following the execution date of the SEPA. The purchase price of the Ordinary Shares sold to YA is equal to 97% of the lowest volume weighted average price (“VWAP”) of the Company’s Ordinary Shares during a pricing period of 3 consecutive trading days commencing on the trading day of the delivery of an advance notice by the Company. During June 2024, the Company issued 500,000 Ordinary Shares for proceeds of $267 thousand.

According to the SEPA, the Company will have the sole right in its discretion to sell shares to YA from time to time by issuing advance notices to YA. In addition, the company also agreed to pay YA the Commitment Fee by issuance of the Company’s Ordinary shares, equal to $100,000, or 1.0% of the aggregate amount available to be sold under the SEPA, as consideration for its irrevocable commitment to purchase Ordinary Shares under the SEPA. Fifty percent (50%) of the Commitment Fee shall be paid to YA on the that date that is 90 days from the Effective Date and the balance of 50% will be paid on that date that is 180 days from the Effective Date. On September 4, 2024, the Company and YA agreed to postpone the issuance of the first half of the Commitment Fee and to issue the full 1% of the Commitment Fee to YA on the that date that is 180 days from the Effective Date. The Commitment Fee will be paid by the issuance to YA of such number of Ordinary Shares that is equal to the balance of the Commitment Fee divided by the average of the daily VWAP of the Ordinary Shares during the 3 Trading Days immediately prior to the payment date. The Company has also paid to YA a structuring fee in the amount of $10,000.

Subject to certain conditions, the Company may request pre-paid advances of the Commitment Amount, in an amount up to $3 million, which will be evidenced by one or more Convertible promissory notes. The Company requested, and has received, an initial pre-paid advance of $2 million in connection with the execution of the SEPA.

Each Convertible promissory note will be discounted to 96% of the purchase price and be fully mature 12 months following its issuance and shall accrue interest on the outstanding principal balance thereon at a rate of 6% per annum, increasing to 18% per annum upon an Event of Default (as defined in the Convertible promissory note). Beginning 60 days after the issuance of a Convertible promissory note, the Company shall pay to YA a monthly installment payment of 10% of the original principal amount of the Convertible promissory note and accrued interest, payable in cash or by submitting an advance notice, where YA will offset the amount due to be paid to us under such notice against an equal amount of the monthly installment amount, at the Company’s option. If the Company elects to pay in cash, the installment amount shall also include a payment premium in the amount of 5% of the principal amount of the installment payment. Each Convertible promissory note will be convertible at a conversion price equal to $0.70 per Ordinary Share and contains customary adjustments in the event of stock dividends, stock splits, reorganizations or similar events affecting the Company’s Ordinary Shares and the conversion price. Each Convertible promissory note will also contain anti-dilution provisions that provide that if the Company issues Ordinary Shares, or securities convertible into or exercisable or exchange for, shares of Ordinary Shares at a price per share that is less than the conversion price then in effect, then the conversion price of the Convertible promissory note upon each such issuance will be adjusted to the price equal to the consideration per share paid for such Ordinary Share or other securities.

The embedded conversion option has not bifurcated due to the fixed nature of the conversion price, which is closely indexed to the Company’s own shares. Additionally, there is no significant premium associated with the Convertible promissory note.

Moreover, the Company retains the option to settle the debt in shares pursuant to the SEPA conditions. Given that the Company will incur an additional cost, either in cash settlement or in shares settlement (in the form of discounted share price), the Convertible promissory note will bear a 5% premium.

The Convertible promissory note was recognized based on the amortized cost method and as of June 30, 2024 the Convertible promissory note, including accrued interest, amounted to approximately $1,934 thousand.